SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Acquisition of La Preciosa, net of cash & transaction costs	$ 0	$ 21,535,000
Shares acquired under terms of option agreements	41,000	15,000
Transfer of share-based payments reserve upon exercise of RSUs	512,000	0
Transfer of share-based payments reserve upon option exercise	0	15,000
Equipment acquired under finance leases and equipment loans	2,925,000	1,293,000
Non-cash investing and financing activities	$ 3,478,000	$ 16,612,000